As Filed with the Securities and Exchange Commission on June 16, 2016
File Nos. 33-43058/811-06227

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.         (  )
Post-Effective Amendment No.  29 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.  16   (X)
(Check appropriate box or boxes.)

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
(Exact name of registrant)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
 (Name of depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001
 (Address of depositor's principal executive offices)
Depositor's Telephone Number, including Area Code: (800) 346-3677

Arthur D. Woods
570 Carillon Parkway
St. Petersburg, FL 33716-1294
 (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
_X__ immediately upon filing pursuant to paragraph (b).
_ on  pursuant to paragraph (b).
___ 60 days after filing pursuant to paragraph (a) (1).
___on                 pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:
__This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTs A & B

INFORMATION REQUIRED IN A PROSPECTUS and
A STATEMENT OF ADDITIONAL INFORMATION

This Post-Effective Amendment No. 29 to the Registration Statement on Form N-6 (File Nos. 33-43058/811-06227) incorporates herein by reference the prospectus (Part A) and the Statement of Additional Information (Part B) in Post-Effective Amendment No. 28 to the Registration Statement filed on April 25, 2016, pursuant to paragraph (b) of Rule 485.

PART C

OTHER INFORMATION
Item 26.       Exhibits

(a)		Board of Directors Resolutions.
(1)
Resolutions of the Board of Directors of Transamerica Advisors Life Insurance Company establishing the Separate Account. (Incorporated by Reference to Post-Effective Amendment No. 7 to the Registration Statement filed by the Registrant on Form S-6 (File No. 33-43057).)

	(2)	Board Resolution for Merger and Combination of Accounts. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
(b)		Custodian Agreements. Not applicable.
(c)		Underwriting Contracts.
(1)
Distribution Agreement between Transamerica Advisors Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(2)
Amended Sales Agreement between Transamerica Advisors Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(3)
Form of Underwriting Agreement Between Transamerica Advisors Life Insurance Company and Transamerica Capital, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, File No. 333-118362, Filed April 25, 2008.)

(4)
Wholesaling Agreement between Transamerica Advisors Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. (Incorporated by Reference to the Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(5)
Selling Agreement between Transamerica Advisors Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to the Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(6)
Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.2 to Transamerica Advisors Life Insurance Company's Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

(d)		Contracts.
	(1)	Modified Single Premium Variable Life Insurance Policy. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(2)	Guarantee of Insurability Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(3)	Death Benefit Proceeds Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(4)	Single Premium Immediate Annuity Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(5)	Change of Insured Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(6)	Partial Withdrawal Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(7)	Special Allocation Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(8)	Backdating Endorsement. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(9)	Additional Payment Endorsement. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(10)	Certificate of Assumption. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
	(11)	Company Name Change Endorsement. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
(e)		Applications.
	(1)	Application form for Modified Single Premium Variable Life Insurance Policy. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)

(f)		Depositor's Certificate of Incorporation and By-Laws.
(1)
Articles of Amendment, Restatement, and Redomestication of the Articles of Incorporation of Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(2)
Amended and Restated By-Laws of Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(g)	Reinsurance Contracts.
Not Applicable.
(h)		Participation Agreements.
(1)
Agreement between Transamerica Advisors Life Insurance Company and Merrill Lynch Series Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(2)
Agreement between Transamerica Advisors Life Insurance Company and Merrill Lynch Funds Distributor, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(3)
Agreement between Transamerica Advisors Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(4)
Participation Agreement among Transamerica Advisors Life Insurance Company, ML Life Insurance Company of New York, and Monarch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 3 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(5)
Form of Participation Agreement among Transamerica Advisors Life Insurance Company, ML Life Insurance Company of New York and Family Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed by the Registrant on Form S-6 (File No. 33-43058).)

(6)
Form of Participation Agreement Among Transamerica Advisors Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to the Registration Statement filed on Form N-4 (File No. 33-43773).)

(7)
Form of Participation Agreement Among MFS Variable Insurance Trust, Transamerica Advisors Life Insurance Company, and Massachusetts Financial Services Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to the Registration Statement filed on Form N-4 (File No. 33-43773).)

	(8)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch
Life Variable Annuity Separate Account A's Post-Effective Amendment No. 11 to the Registration Statement filed on Form N-4 (File No. 33-43773).)
(9)
Form of Participation Agreement among Transamerica Advisors Life Insurance Company, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 12 to Form N-4 Registration No. 33-43773 Filed May 1, 1998.)

(10)
Form of Participation Agreement between Transamerica Advisors Life Insurance Company and Mercury Asset Management V.I. Funds, Inc. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 15 to Form N-4 Registration No. 33-43773 Filed April 14, 1999.)

(11)
Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(12)
Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(13)
Amendment to the Participation Agreement Among Transamerica Advisors Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(14)
Amendment to the Participation Agreement Among Transamerica Advisors Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(15)
Amendment to the Participation Agreement Among Transamerica Advisors Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(16)
Amendment to the Participation Agreement Among MFS® Variable Insurance TrustSM, Transamerica Advisors Life Insurance Company, and Massachusetts Financial Services Company dated May 1, 1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(17)
Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(18)
Amendment to the Participation Agreement Among Transamerica Advisors Life Insurance Company and Hotchkis and Wiley Variable Trust. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(19)
Form of Amendment to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 333-90243 Filed April 21, 2006.)

(20)
Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(21)
Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to
Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(22)
Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C's Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(23)
Form of Rule 22c-2 Shareholder Information Agreement Between MFS Fund Distributors, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(24)
Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C's Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(25)
Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(26)
Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-118362, Filed April 25, 2008.)

(27)
Amendment No. 12 to Participation Agreement Among Transamerica Advisors Life Insurance Company, AllianceBernstein L.P. and Alliancebernstein Investments, Inc. dated May 1, 2013. (Incorporated by Reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 33-43058, Filed April 27, 2015.)

(28)
Revision to Schedule A dated May 1, 2015, to Participation Agreement Among Transamerica Advisors Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc.(Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-6, File No. 33-43058 Filed April 25, 2016.)

(29)
Amendment No. 8 to Participation Agreement Between BlackRock Variable Series Funds, Inc., and Transamerica Advisors Life Insurance Company effective May 1, 2013. (Incorporated by Reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 33-43058, Filed April 27, 2015.)

(30)
Amendment No. 10 to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc, and Transamerica Advisors Life Insurance Company dated May 1, 2013. (Incorporated by Reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 33-43058, Filed April 27, 2015.)

(31)
Amended and Restated Participation Agreement Among MFS Variable Insurance Trust, Transamerica Advisors Life Insurance Company and MFS Fund Distributors, Inc. dated December 1, 2010. (Incorporated by Reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 33-43058, Filed April 27, 2015.)

(i)		Administrative Contracts.
(1)
Amended form of terminated Service Agreement between Transamerica Advisors Life Insurance Company and Monarch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)

(2)
Service Agreement among Transamerica Advisors Life Insurance Company, Family Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 filed by the Registrant on Form S-6 (File No. 33-43058).)

(j)		Other Material Contracts.
(1)
Keep Well Agreement between AEGON USA, Inc. and Transamerica Advisors Life Insurance Company. (Incorporated by Reference to the Annual Report on Form 10-K of Transamerica Advisors Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(2)
Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Transamerica Advisors Life Insurance Company's Current Report on Form 8-K, File No. 33-26322, filed August 17, 2007.)

(3)
First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Transamerica Advisors Life Insurance Company's Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

(k)		Legal Opinion.
	(1)	Opinion and Consent of Arthur D. Woods, Esq. as to the legality of the securities being registered. (Filed herewith.)
(l)		Actuarial Opinion.
Not applicable.
(m)		Calculations.
Not applicable.
(n)		Other Opinions.
	(1)	Written Consent of PricewaterhouseCoopers LLC, Independent Registered Accounting Firm. (Filed herewith.)
(2)
Written Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. .(Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-6, File No. 33-43058 Filed April 25, 2016.)

(o)		Omitted Financial Statements.
Not Applicable.
(p)		Initial Capital Agreements.
Not Applicable.
(q)		Redeemability Exemption
(1)
Memorandum describing Transamerica Advisors Life Insurance Company's Issuance, Transfer and Redemption Procedures. (Incorporated by reference to Post-Effective Amendment No. 4 filed by the Registrant on Form S-6 (File No. 33-43058).)

(2)
Supplement to Memorandum describing Transamerica Advisors Life Insurance Company's Issuance, Transfer and Redemption Procedures. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to the Registration Statement filed on Form S-6 (File No. 33-55472).)

(r)		Powers of Attorney.(Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-6, File No. 33-43058 Filed April 25, 2016.)
	(1)	Blake S. Bostwick
	(2)	C. Michiel van Katwijk
	(3)	David Hopewell
	(4)	Mark W. Mullin
	(5)	Jay Orlandi
	(6)	David Schulz
	(7)	Katherine Schulze

Item 27. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St., Suite 100 Denver, CO 80202	Director and President

C. Michiel van Katwijk 100 Light St. Baltimore, MD 21202	Director and Senior Vice President

David W. Hopewell 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Chief Financial Officer, Corporate Controller, Treasurer and Vice President

Mark W. Mullin 100 Light St. Baltimore, MD 21202	Director

Jay Orlandi 100 Light St. Baltimore, MD 21202	Director, General Counsel, Secretary and Senior Vice President

David Schulz 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Vice President-Tax

Katherine A. Schulze 100 Light St. Baltimore, MD 21202	Director, Chief Compliance Officer and Deputy General Counsel

Item 28. Persons Controlled or Under Common Control with the Depositor or Registrant
Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	100% Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (88.6339%) ; Transamerica Premier Life Insurance Company (11.3661%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff's physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Sole Member: Garnet Community Investments XLIII, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware
Members:  Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON:  New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)
Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware
Members:  Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON:  Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)
Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware
Members:  Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON:  USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)
Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware
Members:  Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates :  BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).
Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Sole Member - Garnet Community Investments XLVI, LLC	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware	Sole Member: Garnet Community Investments XLVII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California
Partners:  Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON:  ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)
Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	100% Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LCS Associates, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	100% Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware
Members:  Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager:  AEGON USA Realty Advisors, Inc.
Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ~~73.4%~~); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Commonwealth General Corporation	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	AUSA Holding, LLC - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	100% AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (74.22%~~)~~;  Transamerica Premier Life Insurance Company (16.31%); Transamerica Financial Life Insurance Company (9.47%)  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments.

Item 29.     Indemnification

Transamerica Advisors Life Insurance Company's By-Laws provide, in Article VI, as follows:

Section 1. Actions Other Than by or in the Right of the Corporation.  The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2. Actions by or in the Right of the Corporation.  The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3. Right to Indemnification.  To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

Section 4. Determination of Right to Indemnification.  Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.   Principal Underwriter

Principal Underwriters

(a)            Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E.  This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, Transamerica Partners Variable Funds, and Transamerica Asset Allocation Variable Funds.

(b)            Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
William McCAuley	(6)	Director, and Vice President
David W. Hopewell	(2)	Director
David R. Paulsen	(1)	Director, Chief Executive Officer, President and Chief Sales Officer
Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer
Rick B. Resnik	(3)	Chief Compliance Officer
Eonnie Howe	(1)	Vice President and Assistant Secretary
Alison Ryan	(4)	Vice President
Ayla Nazli	(4)	Assistant Secretary
Amy Angle	(5)	Assistant Vice President
Brenda L. Smith	(1)	Assistant Vice President
Arthur D. Woods	(6)	Assistant Vice President
Marc Cahn	(3)	Secretary
C. Michiel Van Katwijk	(5)	Treasurer

(1)   1801 California Street, Suite 5200, Denver, CO  80202-2642
(2)   4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(3)   440 Mamaroneck Avenue, Harrison, NY  10528
(4)   1150 S. Olive St., Los Angeles, CA  90015
(5)   100 Light Street, Floor B1, Baltimore, MD  21202
(6)   570 Carillon Parkway, St. Petersburg, FL  33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.		0		$0

(1)	TCI passes through any commissions paid to it to the selling firms and does not retain any portion of such payments.

Item 31.     Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 2000 Wade Hampton Blvd., Greenville, South Carolina 29615.

Item 32.     Management Services

Not applicable.

Item 33.     Fee Representation

Transamerica Advisors Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Separate Account II, certifies that this Post-Effective Amendment 29 meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of St. Petersburg, Florida, on this 16th day of June, 2016.

Merrill Lynch Life Variable Life Separate Account II
(Registrant)

Transamerica Advisors Life Insurance Company
(Depositor)

By: * Blake S. Bostwick President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed by the following persons in the capacities indicated on June 16, 2016.

Signatures	Title

* Blake S. Bostwick	Director and President
* C. Michiel van Katwijk	Director and Senior Vice President
* Mark W. Mullin	Director
* Jay Orlandi	Director, General Counsel, Secretary and Senior Vice president
* David Schulz	Director and Vice President-Tax
* Katherine A. Schulze	Director, Chief Compliance Officer and Deputy General Counsel
* David W. Hopewell	Chief Financial Officer, Corporate Controller, Treasurer and Vice President
* _________________ Arthur D. Woods

*By: Arthur D. Woods — Attorney-in-Fact pursuant to Powers of Attorney.

EXHIBIT LIST

Exhibit (n)(1)	Written Consent of PricewaterhouseCoopers LLC, Independent Registered Public Accounting Firm